Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 11,356	$ 16,685
Restricted cash	0	1,424
Accounts receivable, net	5,037	2,287
Inventories	4,820	4,457
Other current assets	3,888	4,525
Balance due from related parties, current	133
Prepaid expenses	404	72
Total current assets	25,638	29,450
Non-current assets
Vessels, net	389,778	395,621
Intangible assets	0	6,288
Deferred drydock and special survey costs, net	21,089	19,522
Balance due from related parties, non-current	8,436	8,195
Other long-term assets	1,446	1,226
Total non-current assets	420,749	430,852
Total assets	446,387	460,302
Current liabilities
Accounts payable	2,989	2,343
Accrued expenses	1,094	4,928
Deferred income and cash received in advance	1,150	807
Balance due to related parties, current	0	16,586
Financial liabilities short term, net of deferred finance costs	21,833	8,237
Current portion of long-term debt, net of deferred finance costs	10,570	38,496
Total current liabilities	37,636	71,397
Non-current liabilities
Long-term financial liabilities, net of current portion and net of deferred finance costs	165,456	69,863
Long-term debt, net of current portion and net of deferred finance costs	50,425	129,062
Total non-current liabilities	215,881	198,925
Total liabilities	253,517	270,322
Commitment and contingencies
Partners' capital
Common unit holders — 34,603,100 common units issued and outstanding at June 30, 2020 and December 31, 2019	192,870	189,980
Total Partners’ capital	192,870	189,980
Total liabilities and Partners’ capital	$ 446,387	$ 460,302